Summary of significant accounting policies - Other receivables (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Summary of significant accounting policies
Other receivables, allowance for expected credit losses	$ 3,375	$ 389,528	$ 0	$ 2,582,761	$ 0